Unit-Based Compensation - Performance Phantom Units (Details) - Hi-Crush Partners LP Long Term Incentive Plan - Performance Phantom Units - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Performance Phantom Units
Outstanding units at beginning of period	136,570	136,570	64,414
Granted units	0	0	119,550
Forfeited units			(47,394)
Outstanding units at end of period	136,570	136,570	136,570	64,414
Grant Date Weighted-Average Fair Value per Unit (usd per unit)
Outstanding at beginning of period (usd per unit)	$ 46.85	$ 46.85	$ 65.57
Granted (usd per unit)	0.00	0.00	37.52	$ 65.57
Forfeited (usd per unit)			48.76
Outstanding at end of period (usd per unit)	$ 46.85	$ 46.85	$ 46.85	$ 65.57